POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ADDITIONAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2019	Jun. 30, 1991	Jun. 30, 1989
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 14,370	$ 14,512
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets Range Minimum		8.00%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets Range Maximum		9.00%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	[1]	6.80%	6.90%	7.20%
Pension Plan | Series A Preferred Stock
Defined Benefit Plan Disclosure [Line Items]
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount							$ 1,000
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan Guarantee		$ 52
Preferred Stock, Dividends, Per Share, Cash Paid		$ 2.79
Preferred Stock, Liquidation Preference Per Share		$ 6.82
Other Retiree Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	[1]	8.30%	8.30%	8.30%
Other Retiree Benefits | Series B Preferred Stock
Defined Benefit Plan Disclosure [Line Items]
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount						$ 1,000
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan Guarantee		$ 825
Preferred Stock, Dividends, Per Share, Cash Paid		$ 2.79
Preferred Stock, Liquidation Preference Per Share		$ 12.96
Treasury Stock
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		8.50%
Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets Range Minimum		5.00%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets Range Maximum		6.00%
Subsequent Event | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year					$ 134
Subsequent Event | Other Retiree Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year					39
Subsequent Event | Pension Plan - Contribution to Funded Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year					82
Subsequent Event | Pension Plan - Contribution to Funded Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year					52
Subsequent Event | Other Postretirement Benefits Plan - Contribution to Unfunded Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year					24
Subsequent Event | Other Postretirement Benefits Plan - Contribution to Funded Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year					$ 15

[1]	Determined as of beginning of fiscal year.